Consolidated income statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Net interest income		£ 594	£ 658
– interest income		8,224	10,007
– interest expense		(7,630)	(9,349)
Net fee income		661	654
– fee income		1,516	1,375
– fee expense		(855)	(721)
Net income from financial instruments held for trading or managed on a fair value basis		2,775	2,334
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		316	430
Gains less losses from financial investments		28	5
Losses recognised on Assets held for sale		(42)	(62)
Insurance finance expense		(362)	(535)
Insurance service result		70	102
– Insurance revenue		178	212
– Insurance service expense		(108)	(110)
Other operating income/(expense)		95	(34)
Net operating income before change in expected credit losses and other credit impairment charges	[1]	4,135	3,552
Change in expected credit losses and other credit impairment charges		(75)	53
Net operating income		4,060	3,605
Total operating expenses		(2,925)	(2,485)
– employee compensation and benefits		(1,040)	(837)
– general and administrative expenses		(1,702)	(1,590)
– depreciation and impairment of property, plant and equipment and right of use assets		(62)	(25)
– amortisation and impairment of intangible assets		(121)	(33)
Operating profit		1,135	1,120
Share of profit in associates and joint ventures		29	16
Profit before tax		1,164	1,136
Tax expense		(312)	(405)
Profit for the period		852	731
Profit attributable to the parent company		842	715
Profit attributable to non-controlling interests		£ 10	£ 16

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.